Stock-Based Compensation (Details) - Schedule of Stock Based Compensation Expense - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Stock-Based Compensation (Details) - Schedule of Stock Based Compensation Expense [Line Items]
Total stock-based compensation expenses	$ 1,715,512	$ 2,436,974	$ 4,272,673
Stock options [Member]
Stock-Based Compensation (Details) - Schedule of Stock Based Compensation Expense [Line Items]
Total stock-based compensation expenses	1,723,475
Restricted share units (RSUs) [Member]
Stock-Based Compensation (Details) - Schedule of Stock Based Compensation Expense [Line Items]
Total stock-based compensation expenses	2,993,869
Performance share units (PSUs) [Member]
Stock-Based Compensation (Details) - Schedule of Stock Based Compensation Expense [Line Items]
Total stock-based compensation expenses	1,290,763
Warrants [member]
Stock-Based Compensation (Details) - Schedule of Stock Based Compensation Expense [Line Items]
Total stock-based compensation expenses	2,011,408
Gain on modification of stock options [Member]
Stock-Based Compensation (Details) - Schedule of Stock Based Compensation Expense [Line Items]
Total stock-based compensation expenses	(5,985,250)
ESOP, equity-settled [Member]
Stock-Based Compensation (Details) - Schedule of Stock Based Compensation Expense [Line Items]
Total stock-based compensation expenses		2,474,955	3,223,540
Vayavision call option, equity-settled [Member]
Stock-Based Compensation (Details) - Schedule of Stock Based Compensation Expense [Line Items]
Total stock-based compensation expenses		603,051	1,693,517
Reserve stock options movement [Member]
Stock-Based Compensation (Details) - Schedule of Stock Based Compensation Expense [Line Items]
Total stock-based compensation expenses	2,034,265	3,078,006	4,917,057
M-Options, cash settled [Member]
Stock-Based Compensation (Details) - Schedule of Stock Based Compensation Expense [Line Items]
Total stock-based compensation expenses			(317,663)
Capitalized as development costs [Member]
Stock-Based Compensation (Details) - Schedule of Stock Based Compensation Expense [Line Items]
Total stock-based compensation expenses	$ (318,753)	$ (641,032)	$ (326,721)